CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS
Net sales	$ 2,138,100,000	$ 2,229,629,000	$ 4,412,100,000	$ 4,128,100,000
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,776,600,000	1,866,245,000	3,582,300,000	3,496,900,000
Direct operating expenses (exclusive of depreciation and amortization)	83,800,000	71,583,000	169,900,000	164,300,000
Selling, general and administrative expenses (exclusive of depreciation and amortization)	20,200,000	26,096,000	38,800,000	46,300,000
Depreciation and amortization	28,400,000	26,638,000	56,400,000	52,900,000
Total operating costs and expenses	1,909,000,000	1,990,562,000	3,847,400,000	3,760,400,000
Operating income	229,100,000	239,067,000	564,700,000	367,700,000
Other income (expense):
Interest expense and other financing costs	(10,600,000)	(18,991,000)	(24,800,000)	(37,800,000)
Interest income	100,000		200,000
Gain (loss) on derivatives, net	120,500,000	38,800,000	100,500,000	(108,500,000)
Loss on extinguishment of debt			(26,100,000)
Other income, net	100,000	628,000	100,000	800,000
Total other income (expense)	110,100,000	20,454,000	49,900,000	(145,500,000)
Income before income tax expense	339,200,000	259,500,000	614,600,000	222,200,000
Net income	339,200,000	259,521,000	614,600,000	222,200,000
Net income subsequent to initial public offering (January 23, 2013 through June 30, 2013)	$ 339,200,000		$ 536,800,000
Net income per common unit - basic (in dollars per share)	$ 2.30		$ 3.64
Net income per common unit - diluted (in dollars per share)	$ 2.30		$ 3.64
Weighted-average common units outstanding:
Basic (in shares)	147.6		147.6
Diluted (in shares)	147.6		147.6